UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21845

Ralph Parks Portfolio Trust

(Exact name of registrant as specified in charter)

101 Sully’s Trail, Building 10, Pittsford, NY 14534

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631 470-2616

Date of fiscal year end:

6/30

Date of reporting period: 6/30/08

Item 1.  Reports to Stockholders.

RALPH PARKS CYCLICAL EQUITY FUND

A Series of Ralph Parks Portfolios Trust

Annual Report

June 30, 2008

For More Information Call 1-877-261-5700

View Our Website at www.rpigllc.com

Distributed by Northern Lights Distributors, LLC

FINRA/SIPC Member

TO SHAREHOLDERS OF THE RALPH PARKS CYCLICAL EQUITY FUND

Dear Shareholder,

The financial markets and the US economy for the past one year have seen some vastly usual levels of volatility and price sensitivity. The US credit crisis has affected the markets in ways we have seen before. In this volatile year, we have taken a proactive approach in managing the funds assets.  Our goal in the past year has been to reduce the risk exposure that fund faces in these volatile times. Even though -14.90% return is nothing much to talk about, if one compares it to the -13.12% return of the S&P 500 Total Return Index* (A benchmark index for the fund) it clearly shows our efforts to keep the risk in control within the limits of the market risk.

In addition to all the problems the market is having with the credit crisis, in my point of view the biggest problem is still the rising inflationary pressures. In the past 3 decades, rise of inflation above the 4% percent mark has resulted in strong financial market declines. In the 1970’s, inflation was under 3.0% for only one year.  The growth of financial wealth in the U.S. is probably best measured by the Dow Jones Industrial Index.  On 1/2/1970 the index was 809 and on 12/31/1979 at 838.  A 3.6% total growth for ten years.

At the present time the Federal Reserve has its hand tied with future growth concerns and political pressures. Once these pressures are lifted and interest rates start to increase, or the inflation comes down on its own, the market should move higher.

Going forward, the market seems to have stabilized much more and earning projections look positive. As I previously mentioned, if inflation can be controlled by the Federal Reserve in the coming months the market has a strong potential of a rebound. It almost seems like countries like India (by increasing their interest rate few week back) and Germany (by reducing their corporate taxes) are setting up as pointers for the U.S. Federal Reserve and the Congress in the coming months.

From a fundamental point of view, the market is at a 14 P/E ratio which means a 12% - 13% price increase (as of current prices) can be expected once inflation drops below 4%.

Finally, it is important to emphasis that, our goal as your fund manager is to preserve and protect your assets by minimizing risks in down markets  and maximizing returns in Bull markets. We thank you for your confidence in us and our past track record.

Sincerely,

Ralph Parks

TO SHAREHOLDERS OF THE RALPH PARKS CYCLICAL EQUITY FUND

(Continued)

Performance History as of 6/30/2008
	1 Year	Since Inception (8/25/2006)
Ralph Parks Cyclical Equity Fund	-14.90%	-0.09%
S&P 500 Total Return Index*	-13.12%	+1.32%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's total annual operating expenses for the Ralph Parks Cyclical Equity Fund are 3.88%. Please review the fund’s prospectus for more information regarding the fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877-261-5700.

The fund charges a 2% redemption fee on shares held less than 90 days.

*The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. You cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Ralph Parks Cyclical Equity Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 877-261-5700. The prospectus should be read carefully before investing. The Ralph Parks Cyclical Equity Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

0880-NLD-8/25/2008

Ralph Parks Cyclical Equity Fund
PORTFOLIO REVIEW (unaudited)
June 30, 2008

The Fund's performance figures* for the periods ended June 30, 2008, as compared to its benchmark:

	One Year	Inception**
Ralph Parks Cyclical Equity Fund - with maximum sales charge (5.75%)	-19.77%	-3.24%
Ralph Parks Cyclical Equity Fund - without sales charge	-14.90%	-0.09%
S&P 500 Total Return Index	-13.12%	1.32%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-877-261-5700.

** Inception date is August 25, 2006

Top Ten Holdings by Industry	% of Net Assets
Oil & Gas	13.97%
Chemicals	8.21%
Exchange Traded Funds	6.40%
Oil & Gas Services	5.74%
Semiconductors	5.65%
Computers	4.93%
Software	3.96%
Retail	3.64%
Internet	3.40%
Coal	3.16%
Other, Cash & Cash Equivalents	40.94%
	100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2008
	Shares			Value
			COMMON STOCKS - 85.24%
			AIRLINES - 0.41%
	5,243		Southwest Airlines Co.	$ 68,369

			BANKS - 0.67%
	1,376		Credicorp Ltd.	112,997

			BEVERAGES - 0.80%
	1,807	*	Central European Distribution Corp. **	133,989

			BIOTECHNOLOGY - 3.15%
	1,892		Gilead Sciences, Inc. **	100,181
	808		Illumina, Inc. **	70,385
	840		Myriad Genetics, Inc. **	38,237
	6,980		RTI Biologics, Inc. **	61,075
	11,549	*	Sequenom, Inc. **	184,322
	2,226		Vertex Pharmaceuticals, Inc. **	74,504
				528,704
			BUILDING MATERIALS - 2.57%
	90,646	*	US Concrete, Inc. **	431,475

			CHEMICALS - 8.21%
	958	*	Agrium, Inc.	103,023
	2,051	*	Celanese Corp. Series A	93,649
	872	*	CF Industries Holdings, Inc.	133,242
	1,502	*	FMC Corp.	116,315
	1,698		Monsanto Co.	214,695
	1,785		Mosaic Co. **	258,289
	17,895	*	Northern Technologies International Corp. **	312,805
	981	*	Praxair, Inc.	92,449
	1,850		Sensient Technologies Corp.	52,096
				1,376,563
			COAL - 3.16%
	2,142	*	Alpha Natural Resources, Inc. **	223,389
	1,131	*	Arch Coal, Inc.	84,859
	1,175		Consol Energy, Inc.	132,035
	934	*	Fording Canadian Coal Trust	89,300
				529,583

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2008
	Shares			Value
			COMMERCIAL SERVICES - 2.17%
	32,175		Hackett Group, Inc. **	$ 184,684
	261		Mastercard, Inc. Class A	69,301
	528		Strayer Education, Inc.	110,389
				364,374
			COMPUTERS - 4.93%
	870	*	Apple, Inc. **	145,673
	14,619	*	Data I/O Corp. **	84,059
	6,013	*	Dell, Inc. **	131,564
	61,536	*	EasyLink Services International Corp. Class A **	207,992
	489		International Business Machines Corp.	57,961
	2,728		Logitech International SA **	73,110
	12,457	*	Ness Technologies, Inc. **	126,065
				826,424
			COSMETICS / PERSONAL CARE - 2.82%
	94,699		Parlux Fragrances, Inc. **	473,495

			DIVERSIFIED FINANCIAL SERVICES - 1.10%
	4,966	*	SLM Corp. **	96,092
	2,529		Waddell & Reed Financial, Inc. Class A	88,540
				184,632
			ELECTRIC - 0.37%
	1,590		Mirant Corp. **	62,248

			ELECTRICAL COMPONENTS & EQUIPMENT - 3.10%
	19,123	*	C&D Technologies, Inc. **	161,781
	5,370		GrafTech International Ltd. **	144,077
	2,890		Graham Corp.	214,178
				520,036
			ELECTRONICS - 1.08%
	2,773	*	Flir Systems, Inc. **	112,501
	6,038		Newport Corp. **	68,773
				181,274

			ENERGY-ALTERNATE SOURCES - 0.85%
	1,938		Energy Conversion Devices, Inc. **	142,714

			ENGINEERING & CONSTRUCTION - 0.43%
	1,662	*	Layne Christensen Co. **	72,779

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2008
	Shares			Value
			FOOD - 0.58%
	3,462	*	Flowers Foods, Inc.	$ 98,113

			GAS - 0.45%
	960		Energen Corp.	74,909

			HEALTHCARE - PRODUCTS - 2.54%
	2,722	*	NuVasive, Inc. **	121,565
	36,749		Synergetics USA, Inc. **	97,017
	7,132	*	Synovis Life Technologies, Inc. **	134,296
	940		Techne Corp. **	72,747
				425,625
			INSURANCE - 1.00%
	7,315		Greenlight Capital Re Ltd. **	167,221

			INTERNET - 3.40%
	5,917	*	Ariba, Inc. **	87,039
	7,158		eResearchTechnology, Inc. **	124,836
	3,055		F5 Networks, Inc. **	86,823
	5,255		Symantec Corp. **	101,684
	4,503		VeriSign, Inc. **	170,213
				570,595
			IRON / STEEL - 2.85%
	1,499		AK Steel Holding Corp.	103,431
	692		ArcelorMittal - NY	68,556
	808	*	Cleveland-Cliffs, Inc.	96,306
	2,736		Mechel - ADR	135,541
	400		United States Steel Corp.	73,912
				477,746
			MACHINERY - DIVERSIFIED - 0.56%
	1,433		Cummins, Inc.	93,890

			MINING - 1.11%
	1,122	*	BHP Billiton PLC - ADR	95,583
	1,171	*	BHP Billiton Ltd. - ADR	90,729
				186,312

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2008
	Shares			Value
			OIL & GAS - 13.97%
	435	*	Apache Corp.	$ 60,465
	2,010	*	Arena Resources, Inc. **	106,168
	8,842	*	BPZ Resources, Inc. **	259,955
	719	*	Canadian Natural Resources Ltd.	72,080
	661		Chevron Corp.	65,525
	2,335		Crimson Exploration, Inc. **	37,827
	3,256		Denbury Resources, Inc. **	118,844
	1,739		Forest Oil Corp. **	129,555
	29,958		HKN, Inc. **	346,015
	2,213		McMoRan Exploration Co. **	60,902
	1,614		Nabors Industries Ltd. **	79,457
	1,617		Petroleo Brasileiro SA - ADR	114,532
	938	*	Plains Exploration & Production Co. **	68,446
	1,284	*	Questar Corp.	91,215
	43,696	*	Royale Energy, Inc. **	547,511
	6,941	*	TEL Offshore Trust	185,255
				2,343,752
			OIL & GAS SERVICES - 5.74%
	1,962	*	BJ Services Co.	62,666
	2,336		Complete Production Services, Inc. **	85,077
	701	*	Core Laboratories NV **	99,787
	1,618		FMC Technologies, Inc. **	124,473
	1,376		Halliburton Co.	73,024
	2,661	*	National Oilwell Varco, Inc. **	236,084
	4,376		Natural Gas Services Group **	133,380
	646	*	Oceaneering International, Inc. **	49,774
	616		Smith International, Inc.	51,214
	1,066		Willbros Group, Inc. **	46,701
				962,180
			PHARMACEUTICALS - 0.57%
	985		United Therapeutics Corp. **	96,284

			PIPELINES - 0.29%
	1,125		Enbridge, Inc.	48,578

			RETAIL - 3.64%
	5,068	*	Childrens Place Retail Stores, Inc. **	182,955
	1,352		Copart, Inc. **	57,893
	74,193	*	Krispy Kreme Doughnuts, Inc. **	370,223
				611,071

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2008
	Shares			Value
			SAVINGS & LOANS - 0.34%
	1,513	*	Capitol Federal Financial	$ 56,904

			SEMICONDUCTORS - 5.65%
	4,233		Altera Corp.	87,623
	2,398	*	Broadcom Corp. **	65,441
	46,464		IXYS Corp. **	554,780
	8,594	*	ON Semiconductor Corp. **	78,807
	7,077		Verigy Ltd. **	160,719
				947,370
			SOFTWARE - 3.96%
	5,354		Activision Blizzard, Inc. **	182,411
	2,505	*	Ansys, Inc. **	118,036
	17,742		Compuware Corp. **	169,259
	3,109		Concur Technologies, Inc. **	103,312
	1,349		Salesforce.Com, Inc. **	92,042
				665,060
			TELECOMMUNICATIONS - 0.95%
	3,610	*	QUALCOMM, Inc.	160,176

			TRANSPORTATION - 1.82%
	992		CSX Corp.	62,308
	1,131	*	Frontline Ltd.	78,921
	2,171		Union Pacific Corp.	163,911
				305,140

			TOTAL COMMON STOCKS (Cost $12,194,443)	14,300,582

			EXCHANGE TRADED FUNDS - 6.40%
	45	*	Pharmaceutical HOLDRs Trust	3,036
	2,195		UltraShort Consumer Goods ProShares	180,188
	1,228		UltraShort Financials ProShares	192,342
	1,993		UltraShort Health Care ProShares	167,412
	1,714		UltraShort Real Estate ProShares	179,970
	2,604		UltraShort S&P 500 ProShares	173,609
	2,656		UltraShort Semiconductors ProShares	177,686
			TOTAL EXCHANGE TRADED FUNDS (Cost $1,026,607)	1,074,243

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2008
	Shares			Value
			SHORT-TERM INVESTMENTS - 3.34%
	559,526		BNY Hamilton Fund, Premier Class, 2.16%*** (Cost $559,526)	$ 559,526

			TOTAL INVESTMENTS - 94.98% (Cost $13,780,576) (a)	$ 15,934,351
			OTHER ASSETS & LIABILITIES - 5.02%	842,011
			NET ASSETS - 100.0%	$16,776,362

			SECURITIES SOLD SHORT
	36,350		American Axle & Manufacturing Holdings, Inc.	$ 290,437
	13,500		American Greetings Corp. Class A	166,590
	9,000		Bancorpsouth, Inc.	157,410
	10,000		Bank of the Ozarks	148,600
	7,700		Capital City Bank Group, Inc.	167,552
	9,000		Capital Trust Class A	172,890
	26,156		Coca Cola Hellenic Bottling Co. SA ADR	708,043
	12,500		Eagle Materials, Inc.	316,625
	18,000		Integra Bank Corp.	140,940
	12,000		JM Smucker Co.	487,680
	69,000		Keycorp	757,620
	26,900		KV Pharmaceutical Co. Class A **	519,977
	17,864		National CineMedia, Inc.	190,430
	24,000		Orbotech Ltd. **	319,680
	55,800		PAM Transportation Services, Inc. **	594,270
	5,000		Penn National Gaming, Inc. **	160,750
	9,200		Sandy Spring Bancorp, Inc.	152,536
	15,200		Tenneco, Inc. **	205,656
	5,600		United Parcel Service, Inc. Class C	344,232
	13,514		Washington Banking Co.	106,760
	44,000		XM Satellite Radio Holdings, Inc. Class A **	344,960
			TOTAL SECURITIES SOLD SHORT (Proceeds $6,952,288)	$ 6,453,638

(a)	Represents Cost for financial reporting purposes. Aggregate Cost for federal tax purposes (including securities sold short )is $6,922,512
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 3,121,729
			Unrealized depreciation	(563,528)
			Net unrealized appreciation	$ 2,558,201

*	All or a portion of these securities are held as collateral for securities sold short.
**	Non-Income producing security.
***	Money market fund; interest rate reflects seven-day effective yield on June 30, 2008.
ADR - American Depositary Receipts

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS
Investment securities:
At cost	$ 13,780,576
At value	$ 15,934,351
Receivable for securities sold	4,624,921
Cash at Broker	3,243,450
Dividends and interest receivable	14,195
Prepaid expenses and other assets	28,142
TOTAL ASSETS	23,845,059

LIABILITIES
Securities sold short, at value (Proceeds $6,952,288)	6,453,638
Payable for investments purchased	536,998
Investment advisory fees payable	21,321
Interest payable	11,757
Dividends payable on securities sold short	2,955
Accrued expenses and other liabilities	42,028
TOTAL LIABILITIES	7,068,697
NET ASSETS	$ 16,776,362

Net Assets Consist Of:
Paid in capital [without par value, unlimited shares authorized]	$ 17,151,300
Accumulated net realized loss from security transactions	(3,027,363)
Net unrealized appreciation of investments	2,652,425
NET ASSETS	$ 16,776,362

Shares of beneficial interest outstanding	1,688,364
=
Net asset value and redemption price per share (a)	$ 9.94

Front-end sales charge factor	0.9425

Offering price per share (Net asset value per share/front-end sales charge factor)	$ 10.55

(a) Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF OPERATIONS
Year Ended June 30, 2008

INVESTMENT INCOME
Dividends (Net of $1,396 of foreign tax withheld)	$ 230,099

EXPENSES
Investment advisory fees	312,134
Interest expense	294,318
Administrative services fees	57,909
Professional fees	57,895
Trustees' fees and expenses	33,249
Transfer agent fees	31,918
Accounting services fees	25,430
Compliance officer fees	21,852
Registration fees	15,992
Custodian fees	12,691
Printing and postage expenses	11,818
Insurance expense	11,633
Dividends on securities sold short	6,569
Other expenses	18,448
TOTAL EXPENSES	911,856

Plus: Expense reimbursement recapture	37,362
NET EXPENSES	949,218

NET INVESTMENT LOSS	(719,119)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) on transactions from:
Investments	(2,594,278)
Securities sold short	90,066
Net realized loss	(2,504,212)

Net change in unrealized appreciation/(depreciation):
Investments	(761,082)
Securities sold short	498,650
Net change in unrealized appreciation	(262,432)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,766,644)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (3,485,763)

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	June 30, 2008	June 30, 2007 (a)
FROM OPERATIONS
Net investment loss	$ (719,119)	$ (93,862)
Net realized loss from investments, options, and short sales	(2,504,212)	(141,279)
Distributions of realized gains from underlying investment companies	-	28,608
Net change in unrealized appreciation (depreciation) of investments,
options, and short sales	(262,432)	2,914,857
Net increase / (decrease) in net assets resulting from operations	(3,485,763)	2,708,324

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	-	(24,174)
From net investment income	-	(38,276)
Net decrease in net assets from distributions to shareholders	-	(62,450)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,367,395	20,221,686
Net asset value of shares issued in reinvestment distributions	-	62,450
Payments for shares redeemed	(4,250,233)	(897,624)
Redemption fee proceeds	20	12,557
Net increase / (decrease) in net assets from capital share transactions	(1,882,818)	19,399,069

TOTAL INCREASE / (DECREASE) IN NET ASSETS	(5,368,581)	22,044,943

NET ASSETS
Beginning of Year	22,144,943	100,000
End of Year	$ 16,776,362	$ 22,144,943

SHARES ACTIVITY
Shares Sold	205,309	1,964,899
Shares Reinvested	-	5,897
Shares Redeemed	(412,227)	(85,514)
Net increase / (decrease) in shares of beneficial interest outstanding	(206,918)	1,885,282

(a) The Ralph Parks Cyclical Equity Fund commenced operations on August 25, 2006.

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF CASH FLOWS
Year Ended June 30, 2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$ (3,485,763)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Purchases of investment securities	(48,941,634)
Proceeds from sale of investment securities	53,744,530
Short Sales Close	(4,925,709)
Short Sales	11,968,063
Purchases of Options	(15,864,947)
Sale of Options	14,089,755
Sale of short term investment securities, net	(256,282)
Return of capital distributions from investment securities	14,600
Decrease in dividends receivable	9,338
Increase in receivable for securities sold	(4,526,076)
Decrease in prepaid expense and other assets	862
Increase in payable for securities purchased	536,998
Decrease in accrued expenses	(4,111)
Unrealized depreciation on investments	262,432
Net realized loss from investments	2,504,212
Net cash provided by in operating activities	5,126,268

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	2,367,395
Payments for shares redeemed	(4,250,213)
Net cash used by financing activities	(1,882,818)
Net Increase in cash	3,243,450

CASH:
Beginning Balance	-
Ending balance	$ 3,243,450

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the
	Year Ended		Period Ended
	June 30, 2008		June 30, 2007 (1)

Net Asset Value, beginning of period	$ 11.68		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.38)		(0.07)
Net realized and unrealized
gain/(loss) on investments	(1.36)		1.79
Total from investment operations	(1.74)		1.72

Paid-in-Capital From
Redemption Fees	-	(3)	0.01

Less distributions from:
Net investment income	-		(0.03)
Net realized gains	-		(0.02)
Total distributions	-		(0.05)

Net Asset Value, end of period	$ 9.94		$ 11.68

Total return (4)	(14.90%)		17.31%	(5)

Net Assets, at end of period ($000's)	$ 16,776		$ 22,145

Ratios/Supplemental Data:
Ratio of gross expenses to average
net assets	4.56%	(6,7)	4.47%	(8)
Ratio of gross expenses to average net assets
excluding dividends from securities sold short	4.53%	(6,7)	4.47%	(8)
Ratio of net expenses to average net assets
including dividends from securities sold short	4.56%	(6,7)	3.00%	(8)
Ratio of net expenses exclusive of interest and dividends
from securites sold short to average net assets	3.12%	(6,7)	-
Ratio of net expenses exclusive of interest and dividends from
securities sold short before recapture to average net assets	2.94%	(7)	-
Ratio of interest expense to
average net assets	1.42%		-
Ratio of net investment loss
to average net assets	(3.46%)	(7)	(0.71%)	(8)

Portfolio Turnover Rate	206%		101%	(5)

Ralph Parks Cyclical Equity Fund
FINANCIAL HIGHLIGHTS (continued)

	For the		For the
	Year Ended		Period Ended
	June 30, 2008		June 30, 2007 (1)

Ratios/Supplemental Data (continued):
Average Borrowings outstanding ($ x 1,000)	4,833		-

Weighted average number of fund shares outstanding ($ x 1,000)	1,913		-

Average amount of Debt per share ($)	2.53		-

(1) The Ralph Parks Cyclical Equity Fund commenced operations on August 25, 2006.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Such percentages reflects recapture of prior period expense reimbursement by the adviser.
(7)	The ratios shown do not include the Fund's proportionate share of the expenses of the underlying investment funds in which the Fund invests.
(8) Annualized

See accompanying notes to financial statements.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

1.

ORGANIZATION

Ralph Parks Cyclical Equity Fund (the “Fund”) is a series of Ralph Parks Portfolios Trust, a Delaware statutory Trust (the “Trust”) organized on January 25, 2006,  and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.   The Fund seeks to maximize long-term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.   In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures approved by the Board.   The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2008

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from the Fund’s investments in MLPs generally are recorded as a return of capital, reducing the cost basis of the associated MLP investment. Income or loss from the MLP investments is recorded upon receipt of the MLP’s K-1. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2008

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Borrowings – The Fund entered into an $8,000,000 Line of Credit and Security Agreement (the “Agreement”) which expired on June 30, 2008.  Under the terms of the Agreement the Fund may borrow up to its line of credit, using Fund securities as collateral.  The Fund paid a variable rate interest payment based on the New York Prime Rate, as published in the Wall Street Journal, to the lender.

The average daily borrowings outstanding during the year ended June 30, 2008 under the Agreement, was approximately $4,833,333, with a related weighted average annualized interest rate of 6.09%.  There were no borrowings outstanding at June 30, 2008.  The Agreement has been extended 60 days with a new expiration date of August 29, 2008.

3.

INVESTMENT TRANSACTIONS

For the year ended June 30, 2008, cost of purchases and proceeds from sales of portfolio securities, other than option transactions, short-term investments, amounted to $48,941,634 and $53,744,530 respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Ralph Parks Investment Group, LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. Certain Trustees and officers of the Fund are also officers of the Adviser, and are not paid any fees directly by the Fund for serving in such capacities.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2008

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, until December 31, 2007, to waive the investment advisory fee and reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding interest, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of acquired funds or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 3.00% per annum of the Fund’s average daily net assets.   From such time as the Fund’s net assets reach $40 million, the agreement provides that the annual Fund operating expenses shall not exceed 3.25% per annum of the Fund’s average daily net assets, provided however that, for the year in which the Fund’s net assets first reach $40 million, the annual Fund operating expenses do not exceed 3.00% for that entire year.   The Adviser did not waive any fees during the year ended June 30, 2008.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 3.00% of average daily net assets, the Adviser will be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 3.00% of average daily net assets. If Fund Operating Expenses subsequently exceed 3.00% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  For the year ended June 30, 2008 the Adviser recaptured $37,362 in prior period fee waivers.  As of June 30, 2008 there was $157,068 of fee waivers subject to recapture by the adviser through June 30, 2010.

The Fund has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that from such time as the Fund’s net assets reach $40 million, a monthly service fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) and/or the Adviser, to provide compensation for ongoing services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. For the year ended June 30, 2008, no fees were accrued under the Plan.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2008

The Fund pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $1,000. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the year ended June 30, 2008, the Fund assessed $20 in redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

As of June 30, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales. In addition, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer $2,933,139 of such capital loss.

Permanent book and tax differences due to net operating loss and reclass of short-term capital gains to ordinary income resulted in reclassification for the period ended June 30, 2008 as follows: a decrease in paid in capital of $331,366, an increase in accumulated net investment income (loss) of $719.119, and a decrease in accumulated net realized gain (loss) from security transactions of $387,753.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Ralph Parks Portfolios Trust

and the Shareholders of the Ralph Parks Cyclical Equity Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Ralph Parks Cyclical Equity Fund, a series of shares of beneficial interest of the Ralph Parks Portfolios Trust, as of June 30, 2008, and the related statement of operations and the statement of cash flows for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period August 25, 2006 (commencement of operations) through June 30, 2007.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2008 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ralph Parks Cyclical Equity Fund as of June 30, 2008, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period August 25, 2006 through June 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

August 28, 2008

RALPH PARKS CYCLICAL EQUITY FUND

SUPPLEMENTAL INFORMATION

June 30, 2008 (Unaudited)

           The following table contains basic information regarding the Trustees and Officers, respectively that oversee operations of the Fund.

Unless otherwise noted, the address of each Trustee and Officer is Meadowgate Office Park 101 Sully’s Trail, Building 10 Pittsford, New York 14534.

                                Independent Trustees

Name, Address and Age	Position*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee
Stephen Hill (47)	Trustee	President AIQ Systems, 2005 – Present. Vice President AIQ Systems 1999 – 2004	1
John Horvath (78)	Trustee	Retired, 1991; formerly a Partner, Arthur Andersen & Company.	1
Linda Postler (67)	Trustee	Retired, 1995; Partner Avon Development 1994-present.	1
Felix Rivera (44)	Trustee	Director of Portfolio Management Services, The Biondo Group, 2004 – Present; Senior Vice President and Chief Technology Officer, Salomon Smith Barney, 1988 – 2004.	1
Kelly Shea (59)	Trustee	President, The Landmark Group of Brighton, Inc. 1984 – Present.	1
Richard Thomson (72)	Trustee	Retired, 2002; Chairman/CEO, Harvey Research, Inc., 1995 – 2002.	1

                                Interested Trustees and Officers

Name, Address and Age	Position*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee
Ralph Parks (70)**	President, Chief Executive Officer and Chief Investment Officer; Interested Trustee	President, Chief Executive Officer and Chief Investment Officer, Ralph Parks Investment Group, LLC, November 2005 – Present; Senior Vice President, Smith Barney Citigroup, 1993 – 2005.	1
Nancy P. Geary (44)**	Trustee	Homemaker, 1997 – Present; formerly the Director of Sampling and Projection Department, Information Resources, Inc.	1

RALPH PARKS CYCLICAL EQUITY FUND

SUPPLEMENTAL INFORMATION (Continued)

June 30, 2008 (Unaudited)

                                Interested Trustees and Officers (Continued)

Name, Address and Age	Position*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee
Gina Griffo (39)	Secretary	Executive Vice President & Portfolio Manager, Ralph Parks Investment Group, LLC, November 2005 – Present; Portfolio Management Associate, Smith Barney Citigroup, 1998 – 2005.	N/A
Mike Wagner (57) 450 Wireless Blvd. Hauppauge, New York, 11788	Chief Compliance Officer

President, April 2006 - Present and Chief Operating Officer, September 2004 – March 2006, of Fund Compliance Services, LLC; President and Manager, Gemini Fund Services, LLC, April 2004 –March 2006; Director of Constellation Trust Company

N/A
Rajiv Dixit (29)	Treasurer	Chief Operating Officer, Ralph Parks Investment Group, LLC, November 2005 – Present; Director, Campus Ventures, 2003 – 2005; Student, 2001– 2003.	N/A

____________________

*

The term of office of each Trustee listed above began during the year 2006 and will continue indefinitely.

**

Ralph Parks is Nancy P. Geary’s father.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-261-5700.

Ralph Parks Cyclical Equity Fund

SUPPLEMENTAL INFORMATION

June 30, 2008 (Unaudited)

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) held on May 15, 2008, the Board, including the disinterested Trustees (the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Agreement”) between Ralph Parks Investment Group, LLC (“the Adviser”) and the Ralph Parks Cyclical Equity Fund (the “Fund”). At the Meeting, Fund counsel directed the Board’s attention to the materials provided to the Board in advance of the Meeting, including a questionnaire completed by the Adviser that provides important information about the Adviser and a memo from Fund counsel summarizing the Board’s responsibilities under the Investment Company Act of 1940, as amended, (the “1940 Act”) with respect to approving the continuance of the Agreement and the material factors that must be considered by the Board to reach a final conclusion.

In order to determine whether to renew the Agreement, the Board, including the Independent Trustees, considered the following material factors during their deliberations, which upon due consideration ultimately led to their support for continuing the Agreement for another year: (1) the nature, extent and quality of services to be provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; (4) the extent to which economies of scale will be realized as the Fund grows; and (5) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board, including the Independent Trustees, reviewed a report provided by the Adviser comparing advisory fees paid by a universe of similar, no-load equity funds and considered such advisory fee information in light of the Fund’s performance history.  The Board, including the Independent Trustees, noted that the Fund’s advisory fees were comparable to that of other investment advisers and were acceptable in light of the quality of the services the Fund received from the Adviser.  With respect to the extent and quality of services provided by the Adviser, the Trustees noted the industry experience and education of the Adviser’s management and its commitment to the Fund and its shareholders.

The Independent Trustees met with Fund counsel in executive session to discuss their findings with respect to continuing the Agreement. The Board, including the Independent Trustees, concluded that, based on their collective business judgment, the terms of the Agreement are fair and reasonable, the Adviser’s fee is reasonable in light of the services that the Adviser provides to the Fund and that the most appropriate course of action in the best interests of the Fund’s shareholders would be to approve continuance of the Agreement.

Ralph Parks Cyclical Equity Fund

EXPENSE EXAMPLES

June 30, 2008 (Unaudited)

As a shareholder of the Ralph Parks Cyclical Equity Fund, you incur two types of costs: (1) Sales loads, transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Ralph Parks Cyclical Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Ralph Parks Cyclical Equity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Ralph Parks Cyclical Equity Fund	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period 1/1/08 – 6/30/08*
Actual	$1,000.00	$859.90	$23.12
Hypothetical (5% return before expenses)	$1,000.00	$1,000.50	$24.86

*Expenses are equal to the Fund’s annualized expense ratio (5.00%), multiplied by the average account value over the period, multiplied by the, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**Annualized.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-261-5700 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-261-5700.

INVESTMENT ADVISOR

Ralph Parks Investment Group, LLC

Meadowgate Office Park

101 Sully’s Trail, Building 10

Pittsford, New York 14534

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that John Horvath is the independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

Registrant

Advisor

FY 06/30/07

$13,000

N/A

FY 06/30/08

$13,500

N/A

(b)

Audit-Related Fees

Registrant

Advisor

FYE 06/30/07

$0

N/A

FYE 06/30/08

$0

N/A

(c)

Tax Fees

Registrant

Advisor

FYE 06/30/07

$2,000

N/A

FYE 06/30/08

$2,000

N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Registrant

Advisor

FYE 06/30/07

$0

N/A

FYE 06/30/08

$0

N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Advisor

Audit-Related Fees:

N/A

N/A

Tax Fees:

0%

N/A

All Other Fees:

N/A

N/A

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Advisor

FYE 06/30/07

$0

N/A

FYE 06/30/08

$0

N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Ralph Parks Portfolio Trust

By (Signature and Title)

*

Ralph Parks

/s/ Ralph Parks, President

Date

9/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

Ralph Parks

/s/ Ralph Parks, President

Date

9/5/08

By (Signature and Title)

*

Rajiv N. Dixit

Rajiv N. Dixit, Treasurer

Date

9/5/08

* Print the name and title of each signing officer under his or her signature.